Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation
The accompanying financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the Securities and Exchange Commission.

Development Stage Company, Policy [Policy Text Block]
Development Stage Company
The Company is considered to be in the development stage as defined by FASB ASC 915, “Development Stage Entities,” and is subject to the risks associated with activities of development stage companies. The Company has neither engaged in any operations nor generated any income to date. All activity through March 31, 2014 relates to the Company’s formation and the Public Offering and since consummation of the Public Offering, the search for a prospective target business with which to complete an Initial Business Combination. The Company will not generate any operating revenues until after completion of an Initial Business Combination, at the earliest. The Company may generate non-operating income in the form of interest income from the designated Trust Account.

Earnings Per Share, Policy [Policy Text Block]
Net Loss Per Share
Basic net loss per share is computed by dividing net loss by the weighted average number of Ordinary Shares outstanding during the period. Diluted net loss per share is computed by dividing net loss per share by the weighted average number of Ordinary Shares outstanding, plus to the extent dilutive, the incremental number of Ordinary Shares to settle warrants held by the Sponsor and the Public (see Note 4), as calculated using the treasury stock method. As the Company reported a net loss for all periods presented in the accompanying interim statements of operations, the effect of the 10,570,000 warrants (including 4,820,000 Private Placement Warrants issued to the Sponsor and lead underwriter in the private placement), have not been considered in the diluted loss per ordinary share because their effect would be anti-dilutive. As a result, dilutive loss per ordinary share is equal to basic loss per ordinary share.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Income Tax, Policy [Policy Text Block]
Income Taxes
The Company was incorporated in the British Virgin Islands, and as such, is not subject to corporate income taxes. The Company is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. De-recognition of a tax benefit previously recognized results in the Company recording a tax liability that reduces ending retained earnings. Based on its analysis, the Company has determined that it has not incurred any liability for unrecognized tax benefits as of March 31, 2014. The Company’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense and other expenses, respectively. No interest expense or penalties have been recognized as of and for the year ended March 31, 2014. The Company is subject to income tax examinations by major taxing authorities since inception.

The Company may be subject to potential examination by U.S. federal, U.S. state or foreign jurisdiction authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with U.S. federal, U.S. state and foreign tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Deferred Offering Costs, Policy [Policy Text Block]
Deferred Offering Costs
Deferred offering costs consist principally of legal and accounting fees incurred through the balance sheet date that are related to the Public Offering and that were charged to capital upon the receipt of the capital raised.

Warrant Liability, Policy [Policy Text Block]
Warrant Liability
The Company accounts for the 10,570,000 warrants issued in connection with its Offering (consisting of 5,750,000 warrants issued in the Offering and the 4,820,000 Sponsor Warrants) in accordance with the guidance contained in 815-40-15-7D, “Contracts in Entity's Own Equity” whereby under that provision they do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. Management used the quoted market price for the valuation of the warrants to determine the warrant liability to be $8,112,475 as of March 31, 2014. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company's statement of operations.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments
Unless otherwise disclosed, the fair values of financial instruments, including cash and the note payable to related party, approximate their carrying amount due primarily to their short-term nature.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements
Management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Shares Subject to Mandatory Redemption, Changes in Redemption Value, Policy [Policy Text Block]
Redeemable ordinary shares
As discussed in Note 1, all of the 5,750,000 Public Shares contain a redemption feature which allows for the redemption of such shares under the Company's liquidation or tender offer/shareholder approval provisions. In accordance with ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity's equity instruments, are excluded from the provisions of ASC 480. Although the Company does not specify a maximum redemption threshold, its memorandum and articles of association provides that in no event will the Company redeem its public shares in an amount that would cause its net tangible assets (shareholders' equity) to be less than $5,000,001.

The Company recognizes changes in redemption value immediately as they occur and will adjust the carrying value of the security to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable Ordinary Shares shall be affected by charges against the par value of common stock and retained earnings, or in the absence of retained earnings, by charges against paid-in capital in accordance with ASC 480-10-S99.

Accordingly, at March 31, 2014, 4,032,060 of the 5,750,000 public shares are classified outside of permanent equity at their redemption value. The redemption value is equal to the pro rata share of the aggregate amount then on deposit in the Trust Account, including interest but less taxes payable (approximately $8.00 at March 31, 2014).